Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties
Name of related parties	Relationship with the Company
Dong Hu	Chief Executive Officer (CEO) and Chief Financial Officer (CFO) of the Company
Hong Kong Dewang Limited	Wholly owned by Zhengqian Jiang, father-in-law of Dong Hu
Zhejiang Wansi Computer Manufacturing Company Limited	68% owned by Aiqun Jiang, spouse of Dong Hu
Hangzhou Yibang Zhiyang Technology Co., Ltd.	Controlled by Dong Hu
Top Max Limited	Controlled by Dong Hu
Shubo Qian	Brother-in-law of Dong Hu
Jun Hu	Sister of Dong Hu
Hangzhou Yiquansheng Communication Technology Co., Ltd.	Controlled by Dong Hu